Equity - Summary of Assumptions Based on Observable Market Conditions Existed at Issue Date (Details) - Mar. 18, 2021	USD ($) $ / shares	$ / shares
Disclosure of classes of share capital [abstract]
Share Price (in dollars per share)		$ 2.41
Exercise Price (in dollars per share)		2.88
Expected Term	7 years
Dividend Yield	0.00%
Expected Volatility	66.88%
A$-US$ FX Spot Rate		0.7827
Risk Free Interest Rate	1.24%
Fair value per warrant (in dollars per share) | (per share)	$ 0.863	$ 1.103
Fair value per warrant (in dollars per share) | $	$ 12,968,583